Convertible Notes Payable - Schedule of Convertible Notes Payable (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Convertible Notes Payable [Line Items]
Total convertible notes payable	$ 27,148,962	¥ 184,908,865	¥ 184,735,532
Investors [Member]
Convertible Notes Payable [Line Items]
Total convertible notes payable	$ 27,148,962	¥ 184,908,865	¥ 184,735,532